Share-Based Payments - Summary of Awards Outstanding (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2021 shares	Sep. 30, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards, granted	120,000	10,000	4,056,770	4,186,770	495,000
Number of awards, forfeited				(20,000)
Options and Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards outstanding, beginning balance				745,000
Number of awards, granted				4,186,770	745,000
Number of awards, forfeited				(20,000)
Number of awards outstanding, ending balance				4,911,770	745,000
Weighted average exercise price, beginning balance | $ / shares				$ 3.52
Weighted average exercise price, granted | $ / shares				8.18	$ 3.52
Weighted average exercise price, forfeited | $ / shares				(3.52)
Weighted average exercise price, ending balance | $ / shares				$ 7.49	$ 3.52